Consolidated Balance Sheets (Parenthetical) (Successor [Member], USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Successor [Member]
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common shares, shares authorized	1,000.0	1,000.0
Common shares, shares issued	229.8	229.1
Common shares, shares outstanding	229.8	229.1